Financial Instruments (Details 1) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 3,968	$ 4,286
Advances/ loans to joint ventures	3,466	3,263
Payment activity [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable	4,449	7,563
Amounts due from affiliate	3,968	4,286
Advances/ loans to joint ventures	$ 3,466	$ 3,263